Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

November 30, 2020

XS8-QTLY-0121
1.9870217.104

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
1.125% 5/15/40	$359,538,000	$345,437,369
1.125% 8/15/40	146,844,000	140,717,852
1.25% 5/15/50	273,466,000	251,802,365
1.375% 11/15/40	212,730,000	213,095,630
1.375% 8/15/50	121,776,000	115,706,228
1.625% 11/15/50	67,488,000	68,194,515
2% 2/15/50	383,897,000	423,021,502
2.25% 8/15/46	73,540,000	85,001,899
2.25% 8/15/49	182,587,000	211,915,037
2.375% 11/15/49	348,093,000	414,597,800
2.5% 2/15/45	126,949,000	153,246,287
2.5% 2/15/46	126,281,000	152,770,412
2.5% 5/15/46	137,416,000	166,257,256
2.75% 8/15/42	92,800,000	116,489,375
2.75% 11/15/42	85,341,000	107,066,285
2.75% 8/15/47	103,893,000	131,952,226
2.75% 11/15/47	172,804,000	219,751,337
2.875% 5/15/43	133,182,000	170,488,568
2.875% 8/15/45	36,332,000	46,785,965
2.875% 11/15/46	134,025,000	173,384,374
2.875% 5/15/49	77,298,000	101,182,410
3% 5/15/42	37,139,000	48,380,801
3% 11/15/44	109,417,000	143,366,189
3% 5/15/45	135,524,000	177,970,540
3% 11/15/45 (a)	55,769,000	73,440,802
3% 2/15/47	185,821,000	246,024,101
3% 5/15/47	135,392,000	179,489,597
3% 2/15/48	312,198,000	415,064,803
3% 8/15/48	19,266,000	25,677,966
3% 2/15/49	131,949,000	176,363,239
3.125% 11/15/41	59,163,000	78,360,931
3.125% 2/15/43	114,181,000	151,735,845
3.125% 8/15/44	75,106,000	100,275,312
3.125% 5/15/48	331,576,000	450,904,500
3.375% 5/15/44	133,850,000	185,371,794
3.375% 11/15/48	55,897,000	79,563,703
3.5% 2/15/39	15,614,000	21,467,420
3.625% 8/15/43	88,337,000	126,315,009
3.625% 2/15/44	122,324,000	175,353,365
3.75% 8/15/41	65,152,000	93,727,260
3.75% 11/15/43	138,249,000	201,465,515
3.875% 8/15/40	46,505,000	67,499,464
4.25% 5/15/39	47,740,000	71,708,837
4.25% 11/15/40	61,567,000	93,714,113
4.375% 2/15/38	7,669,000	11,536,752
4.375% 11/15/39	22,162,000	33,937,294
4.375% 5/15/40	74,926,000	115,268,968
4.375% 5/15/41	51,585,000	80,069,592
4.5% 2/15/36 (a)	64,915,000	96,342,988
4.5% 5/15/38	15,609,000	23,865,917
4.5% 8/15/39	51,449,000	79,667,571
4.625% 2/15/40	35,743,000	56,433,450
4.75% 2/15/37	20,223,000	31,185,288
4.75% 2/15/41	19,013,000	30,766,153
5% 5/15/37 (a)	22,627,000	35,877,937
5.375% 2/15/31	39,678,000	57,444,755
		7,844,502,463
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,774,458,160)		7,844,502,463
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.09% (b)	52,634,476	$52,645,003
Fidelity Securities Lending Cash Central Fund 0.09% (b)(c)	201,546,059	201,566,214
TOTAL MONEY MARKET FUNDS
(Cost $254,211,217)		254,211,217
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $7,028,669,377)		8,098,713,680
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(211,572,233)
NET ASSETS - 100%		$7,887,141,447

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,671
Fidelity Securities Lending Cash Central Fund	35,576
Total	$73,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.